                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4788

                                   VLC TRUST
               (Exact name of registrant as specified in charter)

               ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                    (Address of principal executive offices)

                           MARGARET D. FARRELL, ESQ.
                                   SECRETARY
                          HINCKLEY, ALLEN & SNYDER LLP
                                50 KENNEDY PLAZA
                                   SUITE 1500
                         PROVIDENCE, RHODE ISLAND 02903
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

-------------------------------------------------------------------------------

ITEM 1

      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                       OCEAN STATE TAX EXEMPT FUND [LOGO]

                            REPORT OF THE PRESIDENT
                                 April 30, 2006

      The steady march by the Federal Reserve Bank toward higher interest rates continues. The Fed has implemented 16 consecutive rate hikes in the Fed Funds Rate while our economy was exhibiting steady growth. Now, however that growth appears to be fading while the specter of inflation still concerns the Federal Reserve.

      Where does that leave municipal bond investors? Shareholders invest in the Ocean State Tax Exempt Fund because it's income is tax-free* from Rhode Island state and Federal income taxes. The Fund's management strives to provide as high a level of current income as is consistent with the preservation of principal. Whether interest rates are rising or falling, if you're in a high tax bracket municipal bonds still offer tremendous advantages.

      During the six months ended April 30, 2006 the Fund's net asset valued dipped from $10.16 to $10.02. The Fund's dividend distribution declined modestly to $0.16 per share in tax-free income* while the Fund's total return on net asset value was 1.09%. The Fund's investment portfolio is 68% Aaa/AAA (rated by either Moody's or S&P) with an average maturity of 13 years. A rating of Aaa/AAA indicates that an issue has bond insurance, a credit enhancement which reduces the potential loss due to issuer default. Historically the default rate among municipal bonds has been quite low. The greatest risk bond investors face is interest rate risk or the loss of principal value from rising rates.

      At Ocean State we strive to limit both default and interest rate risk through investing in high quality investments and structuring maturities to maximize return while minimizing risk. Often, the portfolio manager selects municipal bonds that are not Aaa/AAA rated as they may offer a higher comparable yield, potential return and a stable credit.

      We recognize and appreciate your confidence in this Fund and we will work diligently to maintain your trust in the future. Thank you.

                                       Sincerely yours,

/s/ Alfred B. Van Liew                 /s/ John H. St. Sauveur
Alfred B. Van Liew                     John H. St. Sauveur
President                              Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and State taxes.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                             as of April 30, 2006
                                 (unaudited)


                                                                                  PRIOR
                                                        NOVEMBER 1, 2005       FISCAL YEAR        MAY 1, 2001       MAY 1, 1996
                                                             THROUGH              ENDED             THROUGH           THROUGH
                                                         APRIL 30, 2006     OCTOBER 31, 2005    APRIL 30, 2006    APRIL 30, 2006
                                                        ----------------    ----------------    --------------    --------------

TOTAL RATE OF RETURN (b)
  Based on:
    Net Asset Value ................................          1.09%               0.56%              3.41%             4.17%
    Offering Price .................................         (6.89)%             (3.50)%             2.55%             3.74%


                                                              AS OF               AS OF
                                                         APRIL 30, 2006     OCTOBER 31, 2005
                                                        ----------------    ----------------

30-DAY CURRENT YIELD
  Based on:
    Net Asset Value ................................          3.32%               3.04%
    Offering Price .................................          3.19%               2.92%

30-DAY TAX-EQUIVALENT YIELD (a)
  Based on:
    Net Asset Value ................................          5.68%               5.20%
    Offering Price .................................          5.45%               4.99%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 13.0 years as of April 30, 2006.

      The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

                          PORTFOLIO QUALITY ANALYSIS


                                               % OF TOTAL PORTFOLIO
                                               --------------------
                                                AS OF        AS OF
      RATING                                   4/30/06     10/31/05
      ------                                   -------     --------

      Aaa/AAA .............................     67.78%      68.14%
      Aa/AA ...............................     25.02%      24.55%
      A ...................................      1.90%       3.52%
      Baa/BBB .............................      5.30%       3.79%
      Not Rated ...........................         0%          0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2006, shareholders were subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9.90% of Federal taxable income. All dividend income is exempt from local, state and Federal taxes for Rhode island residents. Capital gains taxes will apply to any distributed capital gains.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The offering price reflects a maximum sales charge of 4.00%.

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
 NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

      As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

      The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line in the table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

EXPENSES TABLE

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                           EXPENSES
                      ANNUALIZED      BEGINNING          ENDING          PAID DURING
                        EXPENSE     ACCOUNT VALUE    ACCOUNT VALUE*        PERIOD**
                         RATIO         11/1/05           4/30/06       11/1/05-4/30/06
                      ----------    -------------    --------------    ---------------

Actual                   1.55%        $1,000.00         $  999.70           $7.79
Hypothetical             1.55%        $1,000.00         $1,025.00           $7.89

* Ending account value reflects the ending account value assuming the actual return per year before expenses (Actual) and a hypothetical 5% return per year before expenses (Hypothetical).
** Expenses paid is equal to the annualized expense ratio for the most recent 6 month period, as shown above, multiplied by the average account value over the period multiplied by the number of days in the period divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                             as of April 30, 2006
                                 (unaudited)


                                    ASSETS

Investments at value (identified cost $25,927,887) (Note 1A) ..............................       $26,443,291
Interest receivable .......................................................................           322,850
                                                                                                  -----------
      Total Assets ........................................................................       $26,776,141

                                 LIABILITIES

Overdraft .................................................................................       $   172,090
Payable for capital stock redeemed ........................................................             5,000
Distribution payable to shareholders ......................................................            36,248
Accrued management fees ...................................................................            12,678
Accrued expenses ..........................................................................            16,686
                                                                                                  -----------
      Total Liabilities ...................................................................          $242,702
                                                                                                  ===========
      Net Assets ..........................................................................       $26,533,439
                                                                                                  ===========
Net Assets consist of:
Shares of beneficial interest at par ($.01/share) .........................................       $    26,472
Additional paid-in capital ................................................................        26,026,588
Accumulated net realized gain on investment transactions ..................................            37,432
Distributions in excess of net investment income ..........................................           (72,457)
Net unrealized appreciation of investments ................................................           515,404
                                                                                                  -----------
Total -- Representing Net Assets at Value for 2,647,241 Shares Outstanding ................       $26,533,439
                                                                                                  ===========

Computation of Net Asset Value & Offering Price:
Net Assets ................................................................................       $26,533,439
Divided by number of shares outstanding ...................................................         2,647,241
Net asset value ...........................................................................            $10.02
                                                                                                  ===========
Offering price ............................................................................            $10.44
                                                                                                  ===========

                      See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                     For the period ended April 30, 2006
                                 (unaudited)


INVESTMENT INCOME
Interest income (Note 1C) .................................................................    $ 656,173
Expenses:
  Adviser fees (Note 2) ........................................................   $ 47,800
  Administrator fees (Note 2) ..................................................     34,143
  Transfer agent fees ..........................................................     40,830
  Auditing fees ................................................................     30,215
  Legal fees and expenses ......................................................     17,849
  Trustees fees and expenses ...................................................     12,500
  Custody ......................................................................     12,756
  Distribution expenses (Note 5) ...............................................      8,691
  Shareholder reports ..........................................................      4,553
  Miscellaneous expenses .......................................................      1,942
  Pricing fees .................................................................      1,500
  Registration fees ............................................................      1,775
  Insurance ....................................................................        689
                                                                                   --------
                                                                                   $215,243
                                                                                               ---------
      Net Investment Income ...............................................................    $ 440,930

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net Realized Loss on Investments ...............................................   $ (1,818)
Net Change in Unrealized Appreciation/(Depreciation) of Investments ............   (262,283)
                                                                                   --------
Net Realized and Unrealized Loss on Investments ...........................................     (264,101)
                                                                                               ---------
Net Increase in Net Assets Resulting from Operations ......................................    $ 176,829
                                                                                               =========

                      See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                     FOR THE PERIOD       FISCAL YEAR
                                                                          ENDED              ENDED
                                                                     APRIL 30, 2006    OCTOBER 31, 2005
                                                                     --------------    ----------------
                                                                       (UNAUDITED)

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income .........................................     $   440,930        $   972,986
  Net realized loss on investments ..............................          (1,818)           121,718
  Change in unrealized appreciation/depreciation
   of investments ...............................................        (262,283)          (931,565)
                                                                      -----------        -----------
  Net increase in net assets resulting from operations ..........     $   176,829        $   163,139

Dividends and distributions to shareholders from:
  Net investment income ($.16 per share in 2006 and
   $.34 per share in 2005) ......................................        (440,930)          (965,687)
  Net realized gains ($.03 per share in 2006 and
   $.02 per share in 2005) ......................................         (92,289)           (62,898)
  Net decrease from fund share transactions (Note 4) ............      (1,278,871)        (2,551,021)
                                                                      -----------        -----------

      Total (decrease) in net assets ............................      (1,635,261)        (3,416,467)

NET ASSETS:
  Beginning of period ...........................................      28,168,700         31,585,167
  End of period .................................................     $26,533,439        $28,168,700
                                                                      ===========        ===========

                      See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                             FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The   following  data  includes  selected  data  and  other  performance information derived from the financial statements.


                                                                   FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                                                   SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                      ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                     4/30/06      10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
                                                   -----------    --------    --------    --------    --------    --------
                                                   (UNAUDITED)

Per Share Operating Performance:
Net Asset Value, Beginning of Year ............      $ 10.16       $ 10.46     $ 10.48     $ 10.54     $ 10.55     $ 10.25
Net investment income .........................          .16           .34         .35         .42         .45         .47
Net realized and unrealized gain
 (loss) on investments ........................         (.11)         (.28)        .01        (.03)       (.01)        .30
                                                     -------       -------     -------     -------     -------     -------
Total from Investment Operations ..............          .05           .06         .36         .39         .44         .77
                                                     -------       -------     -------     -------     -------     -------

Less Distributions:
Dividends from net investment income ..........         (.16)         (.34)       (.35)       (.42)       (.45)       (.47)
Distribution from net realized gains ..........         (.03)         (.02)       (.03)       (.03)       (.00)       (.00)
                                                     -------       -------     -------     -------     -------     -------
Total Distributions ...........................         (.19)         (.36)       (.38)       (.45)       (.45)       (.47)
                                                     -------       -------     -------     -------     -------     -------
Net Asset Value, End of Year ..................      $ 10.02       $ 10.16     $ 10.46     $ 10.48     $ 10.54     $ 10.55
                                                     =======       =======     =======     =======     =======     =======

Total investment return at Net Asset
 Value (a) ....................................         1.09%         0.56%       3.55%       3.60%       4.21%       7.63%
Ratios and Supplemental Data: Net Assets,
 End of Year (000's omitted) ..................      $26,533       $28,169     $31,585     $33,115     $36,089     $36,303
Ratio of expenses to average net assets (b) ...         0.78%         1.39%       1.24%       1.06%       1.04%       1.19%
Ratio of net investment income to average
 net assets ...................................         1.59%         3.27%       3.40%       3.82%       4.25%       4.52%
Portfolio turnover ............................            0%           13%         15%         19%         17%          4%

Fund expenses per share .......................          .08           .14         .13         .12         .11         .13
Net investment income per share ...............          .16           .34         .35         .42         .45         .47

(a) Total investment return does not reflect sales load. 2006 total investment return is not annualized.
(b)   2006 ratio of expenses to average net assets is not annualized.

      Average share method was used to calculate financial highlights.

                      See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                        NOTES TO FINANCIAL STATEMENTS
                                April 30, 2006
                                 (unaudited)

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of April 30, 2006 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At April 30, 2006, 94.44% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 2006, 81.00% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 22.49% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) SECURITY VALUATION: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund are frequently determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

                         OCEAN STATE TAX EXEMPT FUND
                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                April 30, 2006
                                 (unaudited)

      C) FEDERAL INCOME TAXES: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2005 and 2004 were as follows:


                                                     2005           2004
                                                     ----           ----

            Tax-Exempt Income .................    $965,687      $1,059,913
            Long-Term Capital Gains ...........      62,898          92,412

      The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United states. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments of market discounts. Permanent differences are generally due to the treatment of market discount upon disposition. Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in exces of) net investment income, accumulated net realized gain (loss) and paid-in capital.

      As of October 31, 2005 the components of distributable earnings on a tax basis were as follows:


            Undistributed Long-Term Capital Gains ....    $ 92,276
            Unrealized Appreciation ..................     816,950

      D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually.

                         OCEAN STATE TAX EXEMPT FUND
                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                April 30, 2006
                                 (unaudited)

NOTE 2 ADVISORY AND ADMINISTRATIVE SERVICES AND OTHER AFFILIATED TRANSACTIONS

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

         .35 and.25 of 1% of the first $200 million of average daily net assets. .30 and.20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 2006 was $2,000. The Chairman of the Board of Trustees annual retainer is $4,000. The Chairman of the Audit Committee's annual retainer is $2,500.

      Legal fees and expenses of $17,849 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 2005 through April 30, 2006, the Distributor received $494 in commissions as a result of Fund share sales.

NOTE 3 INVESTMENT TRANSACTIONS

      During the period ended April 30, 2006 purchases and sales of investment securities, other than short-term investments, aggregated $0 and $1,163,737, respectively. The aggregate cost of investments for Federal income tax purposes was $25,927,887. At April 30, 2006, gross unrealized appreciation on investment securities was $650,710 and gross unrealized depreciation on investment securities was $135,306.

NOTE 4 SHARES OF BENEFICIAL INTEREST

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                               SHARES         AMOUNT
                                                               ------         ------

      Balance at 10/31/04 ...............................    3,020,782     $29,882,952
      Shares sold .......................................      140,947       1,456,842
      Shares issued in reinvestment of dividends ........       49,576         511,851
      Shares redeemed ...................................     (437,652)     (4,519,714)
                                                             ---------     -----------
      Net decrease ......................................     (247,129)     (2,551,021)
                                                             ---------     -----------
      Balance at 10/31/05 ...............................    2,773,653     $27,331,931
                                                             =========     ===========
      Shares sold .......................................       33,969         344,650
      Shares issued in reinvestment of dividends ........       25,747         260,808
      Shares redeemed ...................................     (186,128)     (1,884,329)
                                                             ---------     -----------
      Net decrease ......................................     (126,412)     (1,278,871)
                                                             ---------     -----------
      Balance at 4/30/06 ................................    2,647,241     $26,053,060
                                                             =========     ===========

                         OCEAN STATE TAX EXEMPT FUND
                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                April 30, 2006
                                 (unaudited)

NOTE 5 DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $8,691 under the Plan during fiscal 2006.

NOTE 6 TAX INFORMATION (UNAUDITED)

      Of the distributions paid by the Fund from investment income, 100% is tax exempt for federal income tax purposes.

      For the year ended October 31, 2005 the amount of long-term capital gains distributions designated by the Fund was $127,226. The amount of tax exempt interest dividends distributed by the fund was $965,687.

NOTE 7 BASIS FOR THE BOARD OF TRUSTEES APPROVING THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

      The Advisory Agreement between the Fund and the Adviser became effective in March of 1988. The Advisory Agreement was initially approved by the holders of a majority of the outstanding shares of the Fund and had an initial term of one year and thereafter is renewed annually. Each annual renewal of the Advisory Agreement must be approved by a majority of the Board of Trustees or by a majority of the holders of the Fund's outstanding voting securities. In addition, each annual renewal is approved by a vote of a majority of the members of the Board of Trustees who are not parties to the agreement or interested parties of any such party, cast in person at a meeting called for such purpose. On November 17, 2005 the Board of Trustees, including a majority of the disinterested trustees, approved the continuation of the Advisory Agreement. In approving the Advisory Agreement, the Board of Trustees considered the qualifications of the Adviser, the scope of the services to be provided to the Fund, the prior performance of the Adviser, the services to be provided to the Fund, and the fee and expenses ratios as compared to a peer group of funds. As part of this approval process, the Board of Trustees considered quarterly reports provided by the Adviser during the year regarding the performance of the Fund and reviewed the basic future strategy of the Adviser with regard to the Fund. In addition, before the Board of Trustees' meeting to decide on whether to renew the Advisory Agreement, the Adviser was requested to provided the Board of Trustee with information and material about the Adviser and its services to the Fund.

      As part of its evaluation of the Adviser, the Board of Trustee considered the nature, extent and quality of services to be provided to the Fund by the Adviser. The Board of Trustee noted that the Adviser has significant experience providing investment advice involving fixed-income securities and is qualified to provide investment advisory services to the Fund. Furthermore, the Board of Trustees took into account the absence of shareholder complaints and compliance issues. The Board of Trustees then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the Fund and the investment results of other investment com-

                         OCEAN STATE TAX EXEMPT FUND
                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                April 30, 2006
                                 (unaudited)

panies with similar investment objectives. The Board of Trustees determined that the prior performance of the Adviser was reasonable in comparision to the relevant benchmarks and that of comparable investment companies, in light of general market conditions. The Board of Trustees considered information relating to the Fund's fees, costs and expense ratios and compared such fees, cost and expense ratio to competitive industry fee structures and expense ratios. The Board of Trustees noted that the expense ratio has consistently been comparable to the average expense ratio for single state municipal bond funds and single state municipal bond funds of similar size. The board also considered whether the Adviser would receive any fall-out benefits through its relationship with the Fund. The Board of Trustee noted that, except for the Distributor, none of the Fund's other service providers are affiliates of the Adviser, and the Distributor has reallocated any load on sales of Fund Shares to the selling group, and determined, therefore, there are no fall-out benefits accruing to the Adviser. In addition, the Board of Trustees considered the Adviser's cost of providing services to the Fund and noted that the Adviser's compensation is reasonable in comparision to other advisory compensation and that the Adviser includes in it advisory fee all expenses associated with administrative services to the Fund. The Board of Trustees noted that every effort is made to share economies of scale with the Fund's shareholders, but given the size of the Fund, it economies of scale are less than that of a larger fund family.

      In its deliberations, the Board of Trustees did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement, although significant weight was accorded the advisory fee levels relative to industry averages for comparable funds based on the comparative data presented at the meeting. The board of Trustees evaluated all information presented to it and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed and such other matters as the Board of Trustees considered relevant in the exercise of its reasonable judgment. Also, the Board of Trustees concluded that was satisfied with the Adviser's services, personnel and investment strategies and that it was in the best interests of the Fund to continue its relationship with the Adviser.

                         OCEAN STATE TAX EXEMPT FUND

                           PORTFOLIO OF INVESTMENTS
                             as of April 30, 2006
                                 (unaudited)


                                                                                         RATINGS
 PRINCIPAL                                                                               MOODY'S/                VALUE
  AMOUNT                                                                           STANDARD & POOR'S (b)        (NOTE 1)
 ---------                                                                         ---------------------        --------

MUNICIPAL SECURITIES (99.66%) (a)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE (66.60%) (a)
$  500,000  Barrington School District 5.00%, 10/1/14 ...........................        Aa-2/NR              $   524,615
   200,000  Burrillville General Obligation FGIC Insured 5.70%, 5/1/11 ..........        Aaa/AAA                  204,246
   250,000  Cranston General Obligation FSA Insured 5.00%, 2/15/24 ..............        Aaa/AAA                  259,117
   250,000  Cranston General Obligation FSA Insured 5.00%, 2/15/22 ..............        Aaa/AAA                  259,952
   225,000  Middletown General Obligation 4.00%, 7/15/12 ........................        Aa-3/NR                  225,234
    80,000  North Kingstown General Obligation 6.80%, 12/15/06 ..................        Aa-3/NR                   81,532
   200,000  North Kingstown General Obligation FGIC Insured
             5.70%, 10/1/18 .....................................................         Aaa/NR                  214,152
   250,000  North Providence General Obligation FSA Insured
             4.00%, 10/15/17 ....................................................        Aaa/AAA                  243,710
   500,000  Providence General Obligation FSA Insured 5.00%, 7/15/14 ............        Aaa/AAA                  531,060
   150,000  Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13 ..........        Aaa/AAA                  154,599
   500,000  Providence Public Bldg. Auth. AMBAC Insured 5.125%, 12/15/14.........        Aaa/AAA                  527,955
   685,000  Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18 ...........        Aaa/AAA                  702,276
   250,000  Providence Public Bldg. Auth. AMBAC Insured 5.25%, 12/15/15 .........        Aaa/AAA                  264,702
   500,000  Providence Redevelopment Auth. AMBAC Insured,
             5.30%, 4/1/12 ......................................................         Aaa/NR                  531,165
   200,000  Providence Redevelopment Radian Insured 4.25%, 9/1/13 ...............         NR/AA                   199,242
     8,000  Warwick General Obligation MBIA Insured 6.60%, 11/15/06 .............        Aaa/AAA                    8,013
   250,000  Warwick General Obligation FSA Insured 4.00%, 7/15/11 ...............        Aaa/AAA                  252,448
   250,000  Warwick General Obligation FSA Insured 4.125%, 7/15/13 ..............        Aaa/AAA                  251,418
   500,000  West Warwick General Obligation 5.00%, 10/15/25 .....................         A-3/NR                  503,110
   225,000  Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18 ................        Aaa/AAA                  232,913
   500,000  Rhode Island Clean Water MBIA Insured 5.00%, 10/1/19 ................        Aaa/AAA                  524,480
   500,000  Rhode Island Clean Water MBIA Insured 4.40%, 10/1/25 ................        Aaa/AAA                  489,120
   650,000  Rhode Island Depositors Economic Protection Corp. MBIA Insured
             Escrowed to Maturity 6.55%, 8/1/10 .................................        Aaa/AAA                  700,450
   215,000  Rhode Island Depositors Economic Protection Corp. CAPMAC Guaranteed
             Escrowed to Maturity 6.375%, 8/1/22 ................................        Aaa/AAA                  265,903
   250,000  Rhode Island Depositors Economic Protection Corp.
             Escrowed to Maturity 5.75%, 8/1/21 .................................         Aaa/NR                  287,187
   500,000  Rhode Island Economic Department of Transportation AMBAC Insured
             3.75%, 6/15/13 .....................................................        Aaa/AAA                  492,000
   500,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/12 ......................................................        Aaa/AAA                  520,800

                         OCEAN STATE TAX EXEMPT FUND

                   PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                 (unaudited)

                                                                                         RATINGS
 PRINCIPAL                                                                               MOODY'S/                VALUE
  AMOUNT                                                                           STANDARD & POOR'S (b)        (NOTE 1)
 ---------                                                                         ---------------------        --------

MUNICIPAL SECURITIES (a) -- (CONTINUED)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE (CONTINUED)
$  395,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/13 ......................................................        Aaa/AAA              $   410,926
   545,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/14 ......................................................        Aaa/AAA                  566,397
   450,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.00%, 7/1/18 ......................................................        Aaa/AAA                  463,923
 1,100,000  Rhode Island Economic Development Corp. Providence Place Radian
             Insured 6.125%, 7/1/20 .............................................         NR/AA                 1,192,169
   100,000  RI COPS MBIA Insured 5.375%, 10/1/16 ................................        Aaa/AAA                  103,209
   250,000  RI COPS Kent County Courthouse MBIA Insured 5.00%, 10/1/22 ..........        Aaa/AAA                  259,200
   300,000  Rhode Island Lease Participation Certificate Shepard Bldg. AMBAC
             Insured 5.125%, 6/1/12 .............................................        Aaa/AAA                  307,728
   500,000  Rhode Island Refunding Bond Authority AMBAC Insured
             5.25%, 2/1/10 ......................................................        Aaa/AAA                  518,715
   500,000  Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18 ..........        Aaa/AAA                  522,180
   300,000  Rhode Island General Obligation FGIC Insured 5.125%, 7/15/14 ........        Aaa/AAA                  311,337
   500,000  Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15 ..........        Aaa/AAA                  507,680
 1,000,000  Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16 ..........        Aaa/AAA                1,064,760
   400,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.40%, 9/1/14 .............        Aaa/AAA                  424,660
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16 .............        Aaa/AAA                  259,713
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15 .............        Aaa/AAA                  259,713
 1,000,000  Tobacco Settlement Financing Corp. 6.25%, 6/1/42 ....................       Baa-3/BBB               1,047,550
                                                                                                              -----------
            TOTAL RHODE ISLAND GENERAL OBLIGATION AND REVENUE ...................                             $17,671,259
                                                                                                              -----------
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION (22.72%) (a)
$  100,000  University of Rhode Island AMBAC Insured 5.20%, 9/15/15 .............        Aaa/AAA                 $106,685
   300,000  University of Rhode Island AMBAC Insured 5.20%, 9/15/16 .............        Aaa/AAA                  320,055
   100,000  Bryant College AMBAC Insured 4.60%, 6/1/12 ..........................        Aaa/AAA                  103,755
   780,000  Brown University 5.25%, 9/1/16 ......................................        Aa-1/AA+                 819,866
   400,000  Brown University 5.00%, 9/1/19 ......................................        Aa-1/AA+                 409,968
   500,000  Brown University 5.00%, 9/1/23 ......................................        Aa-1/AA+                 512,195
   250,000  Salve Regina College Radian Insured 5.25%, 3/15/18 ..................         NR/AA                   260,573
   750,000  Johnson & Wales College MBIA Insured 5.00%, 4/1/29 ..................        Aaa/AAA                  771,885
   500,000  Johnson & Wales College XL Capital 5.25%, 4/1/14 ....................        Aaa/AAA                  533,685
   250,000  Rhode Island School of Design MBIA Insured 4.40%, 6/1/15 ............        Aaa/AAA                  253,180
   585,000  Rhode Island School of Design MBIA Insured 4.60%, 6/1/17 ............        Aaa/AAA                  596,314
   500,000  St. Antoine Residence LOC-Allied Irish Bank 6.125%, 11/15/18 ........        Aa-3/NR                  529,550
   300,000  Lifespan MBIA Insured 5.75%, 5/15/23 ................................        Aaa/AAA                  309,793
   500,000  Times 2 Academy LOC-Citizens Bank 5.00%, 12/15/24 ...................        Aa-2/NR                  501,710
                                                                                                              -----------
            TOTAL RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION ..........                             $ 6,029,214
                                                                                                              -----------

                         OCEAN STATE TAX EXEMPT FUND

                   PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                 (unaudited)


                                                                                         RATINGS
 PRINCIPAL                                                                               MOODY'S/                VALUE
  AMOUNT                                                                           STANDARD & POOR'S (b)        (NOTE 1)
 ---------                                                                         ---------------------        --------

MUNICIPAL SECURITIES (a) -- (CONTINUED)

RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION (5.12%) (a)
$  400,000  5.00%, 10/1/16 ......................................................        Aa-2/AA+             $   402,476
    10,000  6.50%, 10/1/22 ......................................................        Aa-2/AA+                  10,033
   950,000  4.30%, 10/1/17 ......................................................        Aa-2/AA+                 940,671
     5,000  6.50%, 4/1/27 .......................................................        Aa-2/AA+                   5,016
                                                                                                              -----------
            TOTAL RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION ...........                             $ 1,358,196
                                                                                                              -----------
            TOTAL RHODE ISLAND BONDS (94.44%) (a) ...............................                             $25,058,669
                                                                                                              -----------
PUERTO RICO BONDS (5.22%) (a)
$  350,000  Puerto Rico Commonwealth 5.00%, 7/1/29 ..............................        Baa3/BBB             $    353,717
   500,000  Puerto Rico Electric Power Authority MBIA Insured
             5.125%, 7/1/29 .....................................................        Aaa/AAA                  513,385
   500,000  Puerto Rico Municipal Finance Auth. FSA Insured 5.50%, 7/1/17 .......        Aaa/AAA                  517,520
                                                                                                              -----------
            TOTAL PUERTO RICO BONDS (5.22%) (a) .................................                             $ 1,384,622
                                                                                                              -----------
            TOTAL INVESTMENTS (Cost $25,927,887)(97.72%) (a) ....................                             $26,443,291
                                                                                                              -----------
            OTHER ASSETS AND LIABILITIES (0.34%) ................................                             $    90,148
                                                                                                              -----------
            TOTAL NET ASSETS (100%) .............................................                             $26,533,439
                                                                                                              ===========

(a) Percentages indicated are based on net assets of $26,533,439 at April 30, 2006 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.02.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
(c)   Abbreviations used:
          AMBAC -- American Municipal Bond Assurance Corp.
           CGIC -- Capital Guaranty Insurance Co.
           FGIC -- Financial Guaranty Insurance Co.
            FSA -- Financial Security Assurance Inc.
           MBIA -- Municipal Bond Investors Assurance Corp.
            LOC -- Letter of Credit
         CAPMAC -- Capital Markets Assurance Corp.
         Radian -- Radian Insurance Co.

                      See Notes to Financial Statements.

TRUSTEES AND OFFICERS

      The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the past five years are set forth below. Trustees who are "interested persons" of the Fund as that term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustee is in parentheses ( ). The VLC Trust consists of one investment portfolio. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Statement of Additional Information includes additional information about Trustees and is available along with Form N-Q, without charge and upon request, by calling 401-421-1411.

TRUSTEES BACKGROUND


NAME, ADDRESS AND AGE              POSITION(s) HELD WITH FUND     PRINCIPAL OCCUPATION(s)  DURING  PAST  FIVE YEARS
---------------------              --------------------------     -------------------------------------------------

Alfred B. Van Liew *(71)           President (since 1987) and     Managing Partner of the Adviser, since 1984;
One Regency Plaza                  Trustee (since 1986)           Director of the Distributor since May 1990;
Suite One                                                         Chairman and Chief Executive Officer of Van
Providence, Rhode Island 02903                                    Liew Trust Company, a Rhode Island chartered
                                                                  trust company, since 1984, Trustee of
                                                                  Preserve Rhode Island since1971; Adviser to
                                                                  the National Trust for Historic Preservation
                                                                  since 1983; Trustee of St. Andrew's School
                                                                  since 1984; Trustee of the Museum of Yachting
                                                                  since 1988; and Trustee of the Seamen's
                                                                  Institute, Newport, Rhode Island since 1994.

Mary Ann Altrui (63)               Trustee (since 2001)           Administrator of St. Antoine Residence (a
10 Rhodes Avenue                                                  nursing facility) (1988 - Present); Director
North Smithfield                                                  of Diocesan Elder Care Services (1997 -
Rhode Island 02896                                                Present); Oversight responsibility for St.
                                                                  Clare Home; Founding member with St.
                                                                  Elizabeth Community, Scandinavian Home and
                                                                  Steere House of "CareLink", a Management
                                                                  service organization incorporated in 1997;
                                                                  Member of the American College of Health Care
                                                                  Administrators, the Diocesan Biomedical
                                                                  Ethics Commission of the North Smithfield
                                                                  Advisory Council; Director of Woonsocket
                                                                  Industrial Development Corporation and WIDC
                                                                  Realty Corporation, and serves on advisory
                                                                  committees for the Diocese of Providence, the
                                                                  State of Rhode Island, and the Nonprofit
                                                                  Association of Facilities and Services for
                                                                  the Aging.


NAME, ADDRESS AND AGE              POSITION(s) HELD WITH FUND     PRINCIPAL OCCUPATION(s)  DURING  PAST  FIVE YEARS
---------------------              --------------------------     -------------------------------------------------

Milton C. Bickford, Jr. (74)       Trustee (since 1987)           Private investor since 1989; Director
147 Beavertail Road                                               (Chairman 1999-2002) of AAA Southern New
Jamestown, Rhode Island 02835                                     England; CEO National Bickford Foremost, Inc.
                                                                  (national color printing firm) (1980-1989);
                                                                  Trustee, National Traffic Safety Foundation
                                                                  (1999-2002).

Meredith A. Curren (46)            Trustee (since 2001)           Since 1990, Chief Financial Officer, Pease &
75 Pennsylvania Avenue                                            Curren, Inc. (refiners of precious metals);
Warwick, Rhode Island 02888                                       Director of Bancorp Rhode Island, Inc. and
                                                                  Bank Rhode Island; Board Member, Providence
                                                                  Jeweler Club; Board Member Partner,
                                                                  Providence Chamber of Commerce; SVP RI Social
                                                                  Venture Partners of RI

Michael E. Hogue (63)              Trustee (since 1989)           Managing Partner, eTime (Insurance Services)
116 Chestnut Street                                               (February 2002 - present); President,
Providence, Rhode Island 02903                                    VIAcorp.(Financial Services) (June 1994 until
                                                                  present); Assistant Professor of Insurance at
                                                                  the Wharton School, University of
                                                                  Pennsylvania; Trustee of Trinity Repertory
                                                                  Company (1997-present); President of the
                                                                  Jewelry District Association (1999-present).

Arthur H. Lathrop (51)             Trustee (since 2001)           In practice as a Certified Public Accountant
28 Spruce Street                                                  (sole proprietor) in Westerly, RI (1991-
Westerly, Rhode Island 02891                                      present); Member of American Institute of
                                                                  Certified Public Accountants. Trustee (1998-
                                                                  present) and Chairman of the Audit Committee
                                                                  of Westerly Savings Bank; Trustee and
                                                                  Assistant Treasurer (1990-present) of River
                                                                  Bend Cemetery Company; Corporator (1989-
                                                                  present) of Community Health of Westerly,
                                                                  Inc.; Professional Advisory Council Member
                                                                  (1995-2000) of The Rhode Island Foundation;
                                                                  Incorporator of Memorial and Library
                                                                  Association of Westerly (2004 - present).


NAME, ADDRESS AND AGE              POSITION(s) HELD WITH FUND     PRINCIPAL OCCUPATION(s)  DURING  PAST  FIVE YEARS
---------------------              --------------------------     -------------------------------------------------

Lawrence B. Sadwin (62)            Trustee (since 2001)           President, Lifestyle Security, LLC (since
18 Oyster Point                                                   August 2002), Division Marketing Leader for
Warren, Rhode Island 02885                                        General Electric (2000-2002); Chief Operating
                                                                  Officer (1999-2000), Regional Manager (1998-
                                                                  1999), Recruiter (1997-1998) and Long Term
                                                                  Care Specialist (1997) for Travelers/NET
                                                                  Plus, Inc.; Consultant (1994-1997) for MGS
                                                                  Holding Corporation; Member-At-Large National
                                                                  Board of Directors, American Heart
                                                                  Association; Member, National Leadership
                                                                  Council, Research America; Vice Chairman,
                                                                  Landmark Medical Center; Chairman of the
                                                                  Board, American Heart Association (2001-2002)

John St. Sauveur (71)              Trustee (since 1992)           President and CEO, WestBank Realty
219 Great Road                                                    Corporation; Director of Van Liew Trust
North Smithfield                                                  Company; Director of the Community College of
Rhode Island 02896                                                Rhode Island Foundation; Chairman, Woonsocket
                                                                  Industrial Development Corporation; Chairman,
                                                                  Greater Woonsocket Industrial Development
                                                                  Foundation; Vice Chairman of the North
                                                                  Smithfield Industrial Development
                                                                  Corporation; a Vice President and Director,
                                                                  Rhode Island Chamber of Commerce Federation;
                                                                  Member Rhode Island State Job Training
                                                                  Coordinating Council; Finance Chairman,
                                                                  Landmark Medical System and Trustee, Landmark
                                                                  Medical Center; Commissioner of the Rhode
                                                                  Island Resource Recovery Corporation since
                                                                  1992; Chairman, The Rehabilitation Hospital
                                                                  of Rhode Island; Director and Corporate
                                                                  Secretary, Gooding Realty Corporation.

Samuel H. Hallowell, Jr. (58)      Vice President                 Partner of the Adviser and Vice President Van
One Regency Plaza                  (since 1989)                   Liew Trust Company (1984 - Present);
Suite One                                                         Secretary and Past President Audubon Society
Providence, Rhode Island 02903                                    of Rhode Island; Member Providence Society of
                                                                  Security Analysts.

Joseph J. Healy (39)               Vice President                 Vice President of the Adviser (1992 -
One Regency Plaza                  (since 1996)                   present); Vice President, Van Liew Trust
Suite One                                                         Company; President and General Securities
Providence, Rhode Island 02903                                    Principal of the Distributor (1993 -
                                                                  present); Member Providence Society of
                                                                  Security Analysts and CFA Institute.


NAME, ADDRESS AND AGE              POSITION(s) HELD WITH FUND     PRINCIPAL OCCUPATION(s)  DURING  PAST  FIVE YEARS
---------------------              --------------------------     -------------------------------------------------

Kevin M. Oates (46)                Vice President and             CCO (2004 - present) Partner of the Adviser
One Regency Plaza                  Treasurer (since 1991)         (1996 - present); Chief Operating Officer of
Suite One                                                         the Adviser (April, 2000 - present) and Van
Providence, Rhode Island 02903                                    Liew Trust Company, and Vice President and
                                                                  Treasurer of the Distributor, since 1991;
                                                                  Vice President-Administration of the Adviser
                                                                  (1991-2000).

Margaret D. Farrell (56)           Secretary (since 1986)         Partner, Hinckley, Allen & Snyder LLP,
1500 Fleet Center                                                 general legal counsel to the Fund, (1981 -
Providence, Rhode Island 02903                                    Present); Director and Secretary of Bancorp
                                                                  Rhode Island, Inc. and Bank Rhode Island;
                                                                  Director Care New England Health System;
                                                                  Director and Chairman of Women & Infants
                                                                  Corporation; Trustee and Chairman Women and
                                                                  Infants Hospital of Rhode Island; Secretary,
                                                                  Astro-Med, Inc. (manufacturer of graphic
                                                                  recording and printing systems).

PRIVACY POLICY

      The Van Liew Companies and Ocean State Tax Exempt Fund have always been committed to ensuring your financial privacy. WE DO NOT SELL PERSONAL INFORMATION TO ANYONE. We recognize and respect the privacy of our customers. This notice is being sent to comply with the privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers.

   * Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.

   * None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.

   * Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

INVESTMENT ADVISER & ADMINISTRATOR

  Van Liew Capital Inc.
  One Regency Plaza, Suite One                    [LOGO]   OCEAN STATE
  Providence, Rhode Island 02903                         TAX EXEMPT FUND
                                                  (THE PORTFOLIO OF VLC TRUST)
DISTRIBUTOR

  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

CUSTODIAN

  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

TRANSFER AGENT

  Ocean State Tax Exempt Fund
  c/o PFPC, Inc.                                      SEMI-ANNUAL REPORT
  P.O. Box 9839                                         APRIL 30, 2006
  Providence, Rhode Island 02903                          (unaudited)

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

COUNSEL

  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

TRUSTEES

  John H. St. Sauveur, Chairman
  Alfred B. Van Liew
  Mary Ann Altrui
  Milton C. Bickford, Jr.
  Meredith A. Curren                                   INTEREST INCOME EXEMPT
  Michael E. Hogue                                     FROM FEDERAL AND RHODE
  Arthur H. Lathrop                                    ISLAND INCOME TAXES
  Lawrence B. Sadwin                                   FROM QUALITY MUNICIPAL
                                                       BONDS.
OFFICERS

  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Chief Compliance Officer and Treasurer
  Margaret D. Farrell, Secretary

ITEM 2. CODE OF ETHICS. Not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable. Registrant is not a listed issuer as defined in Rule 10A-3 of the Securities Exchange Act of 1934.

ITEM 6. SCHEDULE OF INVESTMENTS. Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFLIATED PURCHASER. Not applicable. Registrant is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

      (a)(1) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. See Item 2.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

            (i) EX-99.(a) CERT - Certification of President pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

            (ii) EX-99.(b) CERT - Certification of Vice President and Treasurer pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

      (b) Certifications of principal executive and principal financial officers required by Rule 30a-2(b) under the Investment Company Act of 1940.

            (i) EX-99.906(a) CERT - Certification of President pursuant to
      Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

            (ii) EX-99.906(b) CERT - Certification of Vice President and Treasurer pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust
                                       ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND

Date: July 6, 2006                     By: /s/ Alfred B. Van Liew
                                           -------------------------------
                                           Alfred B. Van Liew
                                           President

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 6, 2006                     By: /s/ Alfred B. Van Liew
                                           -------------------------------
                                           Alfred B. Van Liew
                                           President

Date: July 6, 2006                     By: /s/ Kevin M. Oates
                                           -------------------------------
                                           Kevin M. Oates
                                           Vice President & Treasurer